Current income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Current income tax
Uncertain tax provisions	$ 44	$ 48
Interest arising on tax provisions which is included within other payables	6	6
Income tax paid	104	111	[1]	$ 124	[1]
Current tax asset within current assets	18	28	[2]	42	[2]
Current tax liability within current liabilities	(61)	(53)	[2]	$ (61)	[2]
Current tax asset (liability)	$ (43)	$ (25)

[1]	Refer to foreign currency translation in material accounting policies section
[2]	Refer to foreign currency translation in material accounting policies section.